Financial Instruments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Maturity of foreign exchange contracts	24 months
After-tax gains (losses) deferred in AOCI of foreign exchange contracts to be reclassified to earnings over the next 12 months	$ (18)
Foreign exchange contracts:
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Notional amount	7,200	$ 6,900
Interest rate derivatives:
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Notional amount	$ 5,400	$ 3,900